FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 01, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of January 1, 2023 and January 2, 2022:

	January 1, 2023		January 2, 2022
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Derivative financial instruments (Note 12)	$703	$703	$3,526	$3,526

Other long-term assets
Prepaid Forward	34,661	34,661	$32,250	$32,250
Total assets	$35,364	$35,364	$35,776	$35,776

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	5,318	5,318	536	536
Total liabilities	$5,318	$5,318	$536	$536